General information - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Nominal value per share			£ 0.01	£ 0.01
Cash and cash equivalents net of bank overdrafts			£ 2,207	£ 994	£ 611	£ 406
September 2025
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities			1,300
September 2027
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities			£ 900
GSK Group | CHHL2
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		68.00%
Pfizer Group | Haleon plc
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate	32.00%
Pfizer Group | CHHL2
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate		32.00%
GSK Plc | Haleon plc
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	55.00%
Haleon plc | GSK Group
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in other entity	13.00%